Redeemable Convertible Preferred Stock and Shareholders' Deficit - Summary of Aggregate and Per Share Amount (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 13, 2013	Dec. 31, 2012
Temporary Equity [Line Items]
Arrearage total	$ 68,850	$ 50,549
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		14,086
Arrearage per share		$ 0.37
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		9,411
Arrearage per share		$ 0.48
Series C-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		4,819
Arrearage per share		$ 0.36
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		9,614
Arrearage per share		$ 0.52
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		9,222
Arrearage per share		$ 0.58
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		2,162
Arrearage per share		$ 0.48
Series B-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		380
Arrearage per share		$ 0.31
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		209
Arrearage per share		$ 0.30
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Arrearage total		$ 556
Arrearage per share		$ 0.78